ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advances to suppliers [Line Items]
Advances to suppliers	R$ 121,697	R$ 203,379
Advances local currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	90,810	109,677
Advances foreign currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	R$ 30,887	R$ 93,702